Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Financial Statement Amounts and Balances of the VIE	The following financial statement amounts and balances of the VIE were included in the accompanying unaudited condensed consolidated balance sheets as of June 30, 2026 and December 31, 2025, and unaudited condensed consolidated statements of income and comprehensive income for the six months ended June 30, 2026 and 2025, respectively:
	As of June 30, 2026	As of December 31, 2025
Assets
Current Assets:
Cash and cash equivalents	$16,394	$33,692
Restricted cash	2,965	3,278
Notes receivable	10,336	7,414
Accounts receivable, net	140,713	135,941
Due from related parties	11,319	11,686
Prepayments and other current assets, net	24,970	20,808
Total Current Assets	206,697	212,819

Property and equipment, net	74,363	68,491
Intangible assets, net	11,337	11,213
Operating lease right-of-use assets, net	8,846	5,638
Long-term investments	11,366	8,852
Deposits for investment	9,470	9,177
Deferred tax assets	1,594	1,301
Other non-current assets, net	24,230	23,984
Total Assets	$347,903	$341,475

Liabilities and Equity

Current Liabilities
Notes payable	$8,075	$9,248
Accounts payable	77,308	92,916
Short-term bank loans	42,395	44,652
Long-term bank loans, current	3,752	2,769
Due to related parties	1,428	1,720
Salary and welfare payables	2,541	5,507
Accrued expenses and other current liabilities	12,546	9,242
Operating lease liabilities, current	2,993	2,655
Tax payables	9,565	4,131
Total Current Liabilities	160,603	172,840

Long-term bank loans	36,937	33,832
Operating lease liabilities, non-current	5,540	2,094
Deferred tax liabilities	408	247
Other non-current liabilities	1,589	1,256
Total Liabilities	205,077	210,269

Net assets	$142,826	$131,206

Schedule of Consolidated Operations
	For the Six Months Ended June 30,
	2026	2025
Total revenues	$309,952	$256,540
Cost of revenues	$(283,021)	$(233,711)
Income from operations	$9,818	$7,285
Net income	$7,330	$5,570

Schedule of Disaggregated Information of Revenues

Disaggregated information of revenues by services:

	For the Six Months Ended June 30,
	2026	2025
Revenues:
Transportation	$301,646	$254,716
Warehouse storage management service	8,102	7,053
Others	2,041	1,665
Total revenues	$311,789	$263,434

Disaggregated information of revenues by the timing of transfer of services:

	For the Six Months Ended June 30,
	2026	2025
Revenues:
Revenue recognized at a point in time (transportation services)	$301,646	$254,716
Revenue recognized over time (warehouse storage management services and others revenues)	10,143	8,718
Total revenues	$311,789	$263,434

Schedule of Disaggregated Information of Revenues by Geographic Locations

The Company’s operations are primarily based in the PRC, where the Company derived a substantial portion of revenues. Disaggregated information of revenues by geographic locations is as follows:

	For the Six Months Ended June 30,
	2026	2025
Fujian	$250,665	$197,729
Beijing	11,505	12,352
Liaoning	11,084	7,020
Zhejiang	7,958	7,889
Guangdong	5,730	5,596
Others	24,847	32,848
Total	$311,789	$263,434

Schedule of Information by Segment

The following tables present summary information by segment for the six months ended June 30, 2026 and 2025.

	For the Six Months Ended June 30,
	2026	2025
Revenues	$311,789	$263,434
Cost of revenues	(284,993)	(239,364)
Gross profit	26,796	24,070

Employee compensation and benefits expenses	(12,503)	(11,264)
Other operating expenses	(5,259)	(5,014)
Income from operations	9,034	7,792

Other expense	(1,096)	(1,024)
Income before income taxes	7,938	6,768

Provision for income taxes	(1,381)	(787)
Net income	$6,557	$5,981